Other Postretirement Employee Benefit Plans (Benefit Payments That Reflect Expected Future Service) (Details) - Other Postretirement Benefits $ in Millions	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure
Expected future benefit payments, next 12 months	$ 16.7
Expected future benefit payments, in year two	16.3
Expected future benefit payments, in year three	15.8
Expected future benefit payments, in year four	15.1
Expected future benefit payments, in year five	14.4
Expected future benefit payments, thereafter	$ 61.4